Intangible Assets - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	100.00%	100.00%	100.00%
Percentage of reasonably possible increase in unobservable input, assets	100.00%	100.00%	100.00%
Revenue growth rate decrease by 5% [member] | Intangible assets other than goodwill [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	5.00%	5.00%	5.00%
Pre-tax discount rate plus 1% [member] | Intangible assets other than goodwill [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%	1.00%